Property and Equipment - Schedule of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment		$ 4,562	$ 3,538
Less: Accumulated depreciation		(1,202)	(1,021)
Property and equipment, net	11,848	3,360	2,517
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		347	349
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		1,410	1,393
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		186	145
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		56	68
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		273	319
Model Furnishings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		1,776	920
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 514	$ 344